Equity - Subordinated notes - Tabular disclosure - Paid coupons (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Apr. 18, 2023 EUR (€)	May 11, 2021 EUR (€)	Oct. 15, 2020 EUR (€)	Sep. 19, 2019 EUR (€)	Apr. 15, 2019	Oct. 01, 2014 EUR (€)	Oct. 01, 2014 GBP (£)	Feb. 07, 2014 EUR (€)	Feb. 07, 2014 GBP (£)
Disclosure of detailed information about borrowings [line items]
Subordinated notes remuneration classified in equity	€ (185)	€ (215)		€ (238)
Coupons on subordinated notes reclassified as short-term borrowings at the end of 2022 and paid in 2023	8	2
Subordinated notes remuneration paid	(177)	(213)		(238)
Subordinated Debt, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value													€ 2,800
Subordinated Debt, 4.25 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value													€ 1,000
Rate													4.25%	4.25%
First step-up interest rate adjustment (as a percent)													0.25%	0.25%
Second step-up interest rate adjustment (as a percent)													0.75%	0.75%
Subordinated Debt, 5.25 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value													€ 1,000
Rate													5.25%	5.25%
Subordinated notes remuneration paid	(71)	(53)		(53)
First step-up interest rate adjustment (as a percent)													0.25%	0.25%
Second step-up interest rate adjustment (as a percent)													0.75%	0.75%
Subordinated Debt, 5.875 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value													€ 782	£ 650
Rate													5.875%	5.875%
First step-up interest rate adjustment (as a percent)													0.25%	0.25%
Second step-up interest rate adjustment (as a percent)													0.75%	0.75%
Subordinated Debt, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value											€ 3,000
Subordinated Debt, 4 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value											€ 1,000
Rate											4.00%	4.00%	4.00%	4.00%
Subordinated notes remuneration paid				(3)
First step-up interest rate adjustment (as a percent)											0.25%	0.25%
Second step-up interest rate adjustment (as a percent)											0.75%	0.75%
Subordinated Debt, 5 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value											€ 1,250
Rate											5.00%	5.00%
Subordinated notes remuneration paid	(63)	(63)		(63)
First step-up interest rate adjustment (as a percent)											0.25%	0.25%
Second step-up interest rate adjustment (as a percent)											0.75%	0.75%
Subordinated Debt, 5.75 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value											€ 771	£ 600
Rate											5.75%	5.75%
Subordinated notes remuneration paid		(49)	£ (41)	(38)	£ (33)
First step-up interest rate adjustment (as a percent)											0.25%	0.25%
Second step-up interest rate adjustment (as a percent)											0.75%	0.75%
Subordinated debt, 1.75 percent, issued September 2019 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value									€ 500
Rate									1.75%	1.75%
Subordinated notes remuneration paid	(9)	(9)		(9)
First step-up interest rate adjustment (as a percent)									0.25%
Second step-up interest rate adjustment (as a percent)									0.75%
Subordinated debt, issued October 2020 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value								€ 700
Subordinated debt, 1.75 percent, issued October 2020 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value								€ 700
Rate								1.75%	1.75%
Subordinated notes remuneration paid	(12)	(12)		€ (12)
First step-up interest rate adjustment (as a percent)								0.25%
Second step-up interest rate adjustment (as a percent)								0.75%
Subordinated debt, 1.38% issued May 2021 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value							€ 500
Rate							1.375%	1.38%
Subordinated notes remuneration paid	€ (7)	€ (7)
First step-up interest rate adjustment (as a percent)							0.25%
Second step-up interest rate adjustment (as a percent)							1.00%
Subordinated debt, 5.38%, issued April 2023 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value						€ 1,000
Rate						5.38%	5.38%
First step-up interest rate adjustment (as a percent)						0.25%
Second step-up interest rate adjustment (as a percent)						0.75%